Capital and Risk Management - Sumamry of Carrying Values of Financial Liabilities And Contratual Undiscounted Cash Flows (Detail)		Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount		$ 4,710,549		$ 3,460,109	[1]		$ 976,779
Trade payables and accrued liabilities, Carrying Amount		17,079,919		12,421,309			12,924,256
Loans and borrowings, Carrying Amount		13,126,175		13,215,601	[2],[3]		13,152,300	[3]
Lease liabilities, Carrying Amount			$ 7,227,845	1,045,472	[4]	$ 1,045,472
2019 Debentures, Carrying Amount		22,922,383		22,185,170			0
2021 Debentures, Carrying Amount		111,411		110,540			19,534,988
Warrant liabilities, Carrying Amount		6,060,782		8,880,038			710,924
Business acquisition payable, Carrying Amount		1,389,094		1,398,972			1,594,297
Other liabilities, Carrying Amount							6,236,415
Financial Liabilities		71,884,719		62,104,815			59,689,267
Bank indebtedness, Undiscounted Contractual Cash Flows	[1]			3,460,109
Warrant Liability,Undiscounted Contractual Cash Flows	[5]			709,835
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount							976,779
Trade payables and accrued liabilities, Carrying Amount				12,421,309			12,924,256
Loans and borrowings, Carrying Amount							13,152,300
Lease liabilities, Carrying Amount							3,945,076
2021 Debentures, Carrying Amount							710,924
Warrant liabilities, Carrying Amount							2,439,529
Business acquisition payable, Carrying Amount				1,398,972
Other liabilities, Carrying Amount							6,236,415
Financial Liabilities				62,717,211			59,920,267
Bank indebtedness, Undiscounted Contractual Cash Flows							976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows				12,421,309			12,924,256
Loans and Borrowings,undiscounted contractual cash flows				12,549,820	[2]		15,662,551
Lease liabilities, Undiscounted Contractual Cash Flows				1,235,028	[4]		4,886,331
Warrant Liability,Undiscounted Contractual Cash Flows							710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows				1,398,972			2,439,529
Other Liabilities,Undiscounted Contractual Cash Flows							6,236,415
Non-derivative financial liabilities, undiscounted cash flows				56,516,156			70,817,190
Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2019 Debentures, Carrying Amount				22,185,170			19,534,988
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				24,630,375			26,980,405
Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2021 Debentures, Carrying Amount				110,540
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				110,708
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Carrying Amount		$ 17,079,919		12,421,309
Less than 1 year | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Undiscounted Contractual Cash Flows							976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows				12,421,309			12,924,256
Loans and Borrowings,undiscounted contractual cash flows				11,763,697	[2]		4,248,351
Lease liabilities, Undiscounted Contractual Cash Flows				521,506	[4]		1,131,528
Warrant Liability,Undiscounted Contractual Cash Flows							710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows				1,398,972			1,594,297
Other Liabilities,Undiscounted Contractual Cash Flows							6,003,838
Non-derivative financial liabilities, undiscounted cash flows				54,913,438			29,940,723
Less than 1 year | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				24,630,375			2,350,750
Less than 1 year | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				7,635
1 - 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows				786,123	[2]		2,617,443
Lease liabilities, Undiscounted Contractual Cash Flows				534,241	[4]		939,108
Business Acquisition Payable,Undiscounted Contractual Cash Flows							845,232
Other Liabilities,Undiscounted Contractual Cash Flows							232,577
Non-derivative financial liabilities, undiscounted cash flows				1,423,437			29,264,015
1 - 2 years | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows							24,629,655
1 - 2 years | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				103,073
> 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows							8,796,757
Lease liabilities, Undiscounted Contractual Cash Flows				179,281	[4]		2,815,695
Non-derivative financial liabilities, undiscounted cash flows				$ 179,281			$ 11,612,452

[1]	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.
[2]	Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.
[3]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
[4]	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.
[5]	Majority of liability will be settled by issuing common shares of the Company when warrants are exercised during the year. The remaining amount may be settled in cash or common shares of Agnity (Note 15).